Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Property and Equipment

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful lives
Aircraft	12 years
Furniture and fixtures	5 years
Aircraft equipment	12 years
Computer equipment and peripherals	5 years
Tools	5 years
Heavy maintenance – engines	5 to 6 years
Heavy maintenance – structural checks	2 to 10 years
Engines	12 years
Leasehold improvements	10 years
Simulators	20 years
Vehicles	5 years

Summary of Revenue Breakdown

Revenue breakdown is as follows:

	For the year ended December 31,
	2018	2017(*)
Operating revenue
Tickets revenue	7,744,031	6,695,340
Travel related services	926,101	704,391

Total passenger revenue	8,670,132	7,399,731
Cargo and other revenue	483,225	373,742

Total revenue	9,153,357	7,773,473

(*)	This column represents December 31, 2017 prepared under IFRS 15 for comparison purposes only.

Summary of Consolidated Statement of Net Income and Balance Sheet

The main impacts of IFRS 16 on the consolidated statements of net income and balance sheet for the year ended December 31, 2018 are presented below:

	As reported	IFRS 16 Impact	As adjusted
Consolidated Balance Sheets
Asset
Current assets
Sublease receivable (a)	-	73,671	73,671
Prepaid expenses	163,829	(42,664)	121,165
Non-current assets
Sublease receivable (a)	-	288,067	288,067
Other non-current assets	520,723	(123,325)	397,398
Property, plant and equipment	3,289,219	(1,446,980)	1,842,239
Right of use assets - leased aircraft and other assets	-	4,818,522	4,818,522
Right of use assets - maintenance of leased aircraft	-	622,241	622,241
Liabilities and equity
Current liabilities
Accounts payable	1,166,291	105,903	1,272,194
Current maturities of lease liabilities	176,197	1,082,579	1,258,776
Non-current liabilities
Long-term obligations under lease liabilities	773,694	6,912,978	7,686,672
Other non-current liabilities	321,139	(3,473)	317,666
Deferred income taxes	443,894	(203,033)	240,861
Equity
Other Comprehensive Income	(117,324)	15,705	(101,619)
Accumulated losses	(836,214)	(3,721,127)	(4,557,341)
Consolidated statement of net income
Operating revenue
Cargo and other revenue (a)	483,225	(112,046)	371,179
Operating expense
Aircraft and other rent	(1,509,947)	1,439,335	(70,612)
Maintenance materials and repairs	(504,477)	229,004	(275,473)
Depreciation and amortization	(324,902)	(922,983)	(1,247,885)
Financial result
Financial expense	(410,207)	(573,311)	(983,518)
Foreign currency exchange, net	(194,706)	(1,038,379)	(1,233,085)
Result from related parties transactions, net	342,083	6,187	348,270
Income tax
Deferred income tax (b)	(170,604)	(977)	(171,581)
Net income (loss)	420,277	(973,170)	(552,893)
Basic net income per common share - R$	0.02	(0.04)	(0.02)
Diluted net income per common share - R$	0.02	(0.04)	(0.02)
Basic net income per preferred share - R$	1.24	(2.88)	(1.64)
Diluted net income per preferred share - R$	1.23	(2.84)	(1.61)

(a)

The Company, as a lessor, has reassessed its sublease agreements as finance lease. The leased assets have been derecognized and finance lease asset receivables recognized. This change in accounting changes the timing of recognition of the related revenue (recognized as finance income).

(b)	Deferred tax assets are recognized only to the extend that recovery is probable.

IFRS 15 [member]
Statement [LineItems]
Summary of Effect of Adopting IFRS 9 and IFRS 15

The effect of adopting IFRS 15 as at January 1, 2018 was, as follows:

Increase / (decrease)
Balance Sheet:
Air traffic liability	62,603
Deferred income taxes	(21,284)
Accumulated losses	(41,319)

Below, are the amounts by which each financial statement line item is affected as at and for the year ended December 31, 2018 as a result of the adoption of IFRS 15.

The first column shows amounts prepared under IFRS 15 and the second column shows what the amounts would have been had IFRS 15 not been adopted:

Consolidated statement of net income and balance sheet for the year ended December 31, 2018 as below:

	Amounts prepared under
	IFRS 15	Previous IFRS	Increase/ (decrease)
Consolidated statement of net income
Passenger revenue	8,670,132	7,839,086	831,046
Cargo and other revenue	483,225	1,409,326	(926,101)
Deferred income tax and social contribution	(170,604)	(202,923)	32,319
Net income	420,277	357,540	62,737

	Amounts prepared under
	IFRS 15	Previous IFRS	Increase/ (decrease)
Balance Sheet:
Air traffic liability	1,672,452	1,577,397	95,055
Deferred income taxes	443,894	476,213	(32,319)
Accumulated losses	(836,214)	(773,477)	(62,737)